Michele Drummey
Vice President and Assistant General Counsel

Empower Annuity Insurance Company
280 Trumbull Street
Hartford, CT 06103

December 19, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PRIAC Variable Contract Account A; Post-Effective Amendment No. 30; File No. 333-139334

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, Empower Annuity Insurance Company, on behalf of the PRIAC Variable Contract Account A (the “Account”), hereby certifies: (1) that the text of the Account’s most recent post-effective amendment has been filed electronically, and (2) that the form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment.

Respectfully submitted,

/s/ Michele Drummey, Esq.
Michele Drummey, Esq.
Vice President and Assistant General Counsel